Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000133860
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000133863
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	9.76%	1.46%	2.39%
C000133864
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	11.41%	1.31%	1.93%
Without Sales Load [Member] | C000133860
Average Annual Return [Line Items]
Average Annual Return, Percent	13.42%	2.33%	2.96%
Without Sales Load [Member] | C000133863
Average Annual Return [Line Items]
Average Annual Return, Percent	13.13%	2.07%	2.71%
Without Sales Load [Member] | C000133864
Average Annual Return [Line Items]
Average Annual Return, Percent	12.29%	1.31%	1.93%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%	1.05%	2.30%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%	1.05%	2.30%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%	1.05%	2.30%